SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 3,655,608	$ 2,779,285
Current year addition	456,769	876,323
Reversals	(2,935)
Balance at end of the year	$ 4,109,442	$ 3,655,608